Interim Consolidated Balance Sheets (Parentheticals) - SFr / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred shares, par value	SFr 0.05	SFr 0.05
Preferred shares, shares authorized	4,367	5,029
Preferred shares, shares issued	4,367	5,029
Preferred shares, shares outstanding	4,367	5,029
Common shares, par value	SFr 0.05	SFr 0.05
Common shares, shares authorized	5,383,871	4,797,505
Common shares, shares issued	5,383,871	4,797,505
Common shares, shares outstanding	5,383,871	4,797,505
Preferred Participation Certificates
Preferred shares, par value	SFr 0.05	SFr 0.05
Preferred shares, shares authorized	46,884	56,829
Preferred shares, shares issued	46,884	56,829
Preferred shares, shares outstanding	46,884	56,829